UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 35.4%

Security		Principal Amount (000’s omitted)	Value

Bangladesh — 3.0%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	$2,984,824
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,873,289
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,948,679
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,387,038
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	309,600	4,230,155
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,667,126
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	306,500	4,189,934
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,953,686

Total Bangladesh			$21,234,731

Bosnia and Herzegovina — 1.5%
Republic of Srpska, 1.50%, 6/30/23	BAM	3,268	$1,689,466
Republic of Srpska, 1.50%, 10/30/23	BAM	6,951	3,429,516
Republic of Srpska, 1.50%, 12/15/23	BAM	1,536	754,691
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	508,042
Republic of Srpska, 1.50%, 5/31/25	BAM	4,696	2,065,284
Republic of Srpska, 1.50%, 6/9/25	BAM	346	150,635
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	924,985
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	693,422

Total Bosnia and Herzegovina			$10,216,041

Brazil — 0.8%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	12,590	$5,740,926

Total Brazil			$5,740,926

Chile — 0.8%
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	$5,875,410

Total Chile			$5,875,410

Colombia — 2.3%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	$7,044,095
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	17,000,000	9,097,742

Total Colombia			$16,141,837

Costa Rica — 0.7%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,168,128
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	515,460	798,922
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	285,744	513,220

Total Costa Rica			$4,480,270

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 1.3%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,231,253
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	205,855
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	98,600	2,360,155
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	108,850
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	194,900	5,439,720

Total Dominican Republic			$9,345,833

Georgia — 1.4%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	2,193	$1,238,090
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	8,200	4,660,690
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	290,952
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	286,938
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	303,459
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,872	2,212,311
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,000	580,261
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	300,779

Total Georgia			$9,873,480

Iceland — 0.6%
Republic of Iceland, 6.00%, 10/13/16	ISK	79,930	$552,625
Republic of Iceland, 6.25%, 2/5/20	ISK	102,770	691,464
Republic of Iceland, 8.75%, 2/26/19	ISK	430,736	3,211,548

Total Iceland			$4,455,637

Jordan — 2.5%
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	$2,961,956
Jordan Government Bond, 7.078%, 7/18/14	JOD	2,500	3,558,196
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,954,445
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,435,585
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,648,756

Total Jordan			$17,558,938

Lebanon — 0.5%
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	5,043,330	$3,377,015

Total Lebanon			$3,377,015

Mexico — 0.9%
Mexican Bonos, 6.00%, 6/18/15	MXN	78,200	$6,138,426

Total Mexico			$6,138,426

14	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Peru — 1.9%
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	$11,997,771
Republic of Peru, 9.91%, 5/5/15(3)	PEN	3,174	1,203,531

Total Peru			$13,201,302

Philippines — 0.4%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,478,223

Total Philippines			$2,478,223

Romania — 1.2%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$8,609,811

Total Romania			$8,609,811

Serbia — 5.2%
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750	$1,752,358
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	369,570	4,406,457
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	162,380	1,868,331
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	330,000	3,723,966
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,859,683
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	690,825
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,647,544
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	1,473,261
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,404,600
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,396,799
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	890,500	10,614,952
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	1,130,407

Total Serbia			$35,969,183

Sri Lanka — 2.5%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	520,215	$3,793,585
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	595,640	4,522,550
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,084,210	8,201,682
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	99,780	730,818

Total Sri Lanka			$17,248,635

Uganda — 0.6%
Uganda Government Bond, 13.375%, 2/25/16	UGX	1,310,300	$523,113
Uganda Government Bond, 14.00%, 3/24/16	UGX	1,567,700	630,756
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,841,000	1,147,903
Uganda Government Bond, 14.625%, 11/1/18	UGX	5,080,100	2,094,389

Total Uganda			$4,396,161

Security		Principal Amount (000’s omitted)	Value

Uruguay — 3.0%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	18,968	$782,372
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	38,702	1,593,960
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	51,870	1,865,474
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	37,000	1,307,650
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	102,478
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	8,037	374,678
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	103,552	4,210,750
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	51,847	2,113,215
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(1)	UYU	96,890	4,125,878
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	76,942	3,350,164
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,019,752

Total Uruguay			$20,846,371

Vietnam — 4.3%
Vietnam Government Bond, 6.30%, 3/15/17	VND	20,000,000	$956,592
Vietnam Government Bond, 6.70%, 2/28/17	VND	50,000,000	2,416,316
Vietnam Government Bond, 8.20%, 3/15/15	VND	100,000,000	4,881,132
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000	2,618,845
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,900,062
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,395,031
Vietnam Government Bond, 11.33%, 5/13/15	VND	80,000,000	4,041,737
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	3,977,487
Vietnam Government Bond, 12.34%, 7/25/14	VND	60,519,000	2,920,109

Total Vietnam			$30,107,311

Total Foreign Government Bonds (identified cost $250,467,775)			$247,295,541

Collateralized Mortgage Obligations — 0.2%

Security		Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$261,648	$289,121
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(4)		697,583	775,211

Total Collateralized Mortgage Obligations (identified cost $994,261)			$1,064,332

15	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Mortgage Pass-Throughs — 1.1%

Security		Principal Amount	Value

Federal National Mortgage Association:
2.018%, with maturity at 2035(5)		$1,129,456	$1,173,036
3.955%, with maturity at 2035(5)		990,928	1,077,170
6.50%, with various maturities to 2036		1,706,659	1,958,308
7.00%, with maturity at 2033		633,723	728,190
7.50%, with maturity at 2035		370,950	442,366
8.50%, with maturity at 2032		312,097	368,541

			$5,747,611

Government National Mortgage Association:
7.00%, with maturity at 2035		$987,734	$1,160,533
8.00%, with maturity at 2016		114,742	118,891
9.00%, with various maturities to 2024		609,024	707,299

			$1,986,723

Total Mortgage Pass-Throughs (identified cost $7,270,510)			$7,734,334

U.S. Treasury Obligations — 10.6%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 11.25%, 2/15/15(6)		$68,200	$74,226,084

Total U.S. Treasury Obligations (identified cost $74,127,599)			$74,226,084

Short-Term Investments — 52.1%

Foreign Government Securities — 28.9%

Security		Principal Amount (000’s omitted)	Value

Georgia — 0.3%
Georgia Treasury Bill, 0.00%, 1/22/15	GEL	3,700	$2,004,474

Total Georgia			$2,004,474

Israel — 0.7%
Israel Treasury Bill, 0.00%, 1/7/15	ILS	16,567	$4,763,744

Total Israel			$4,763,744

Kenya — 4.4%
Kenya Treasury Bill, 0.00%, 6/9/14	KES	526,000	$5,996,269
Kenya Treasury Bill, 0.00%, 6/16/14	KES	324,000	3,687,364
Kenya Treasury Bill, 0.00%, 8/18/14	KES	70,000	784,001

Security		Principal Amount (000’s omitted)	Value

Kenya (continued)
Kenya Treasury Bill, 0.00%, 9/22/14	KES	187,100	$2,074,619
Kenya Treasury Bill, 0.00%, 9/29/14	KES	15,000	165,978
Kenya Treasury Bill, 0.00%, 10/20/14	KES	101,200	1,112,974
Kenya Treasury Bill, 0.00%, 3/16/15	KES	316,600	3,345,989
Kenya Treasury Bill, 0.00%, 4/13/15	KES	502,800	5,273,192
Kenya Treasury Bill, 0.00%, 4/20/15	KES	406,800	4,258,753
Kenya Treasury Bill, 0.00%, 4/27/15	KES	396,900	4,147,699

Total Kenya			$30,846,838

Lebanon — 4.2%
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	9,214,000	$6,105,363
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,122,060	1,402,593
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	3,656,350	2,414,672
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	17,063,990	11,259,703
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	5,161,400	3,397,191
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	7,076,320	4,653,660

Total Lebanon			$29,233,182

Mauritius — 1.2%
Mauritius Treasury Bill, 0.00%, 5/9/14	MUR	94,600	$3,156,846
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	121,200	3,951,162
Mauritius Treasury Bill, 0.00%, 4/24/15	MUR	37,100	1,201,817

Total Mauritius			$8,309,825

Mexico — 3.3%
Mexico Cetes, 0.00%, 8/21/14	MXN	144,961	$10,968,072
Mexico Cetes, 0.00%, 4/1/15	MXN	160,505	11,872,236

Total Mexico			$22,840,308

Philippines — 2.3%
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	286,170	$6,417,872
Philippine Treasury Bill, 0.00%, 7/9/14	PHP	110,400	2,470,066
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	50,020	1,113,636
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	277,770	6,169,141
Philippine Treasury Bill, 0.00%, 1/7/15	PHP	8,220	181,844

Total Philippines			$16,352,559

Singapore — 4.3%
Monetary Authority of Singapore, 0.00%, 5/2/14	SGD	9,914	$7,907,793
Monetary Authority of Singapore, 0.00%, 6/27/14	SGD	17,631	14,057,522
Monetary Authority of Singapore, 0.00%, 7/25/14	SGD	9,920	7,907,278

Total Singapore			$29,872,593

16	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

South Korea — 1.4%
Korea Monetary Stabilization Bond, 0.00%, 6/3/14	KRW	6,173,900	$5,961,498
Korea Monetary Stabilization Bond, 0.00%, 7/22/14	KRW	4,142,100	3,985,168

Total South Korea			$9,946,666

Sri Lanka — 4.7%
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	42,030	$321,499
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	515,820	3,925,855
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	62,520	474,026
Sri Lanka Treasury Bill, 0.00%, 10/3/14	LKR	59,530	443,272
Sri Lanka Treasury Bill, 0.00%, 12/5/14	LKR	301,460	2,218,248
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	333,290	2,449,266
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	140,090	1,028,150
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	212,400	1,556,814
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	110,770	810,843
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	171,900	1,256,693
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	224,100	1,631,977
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	73,730	534,809
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,018,700	7,379,472
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	1,009,540	7,303,433
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	81,780	590,838
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	148,600	1,065,257

Total Sri Lanka			$32,990,452

Turkey — 0.5%
Turkey Government Bond, 6.50%, 1/7/15	TRY	7,835	$3,654,886

Total Turkey			$3,654,886

Uganda — 0.7%
Uganda Government Bond, 0.00%, 11/13/14	UGX	1,135,800	$425,198
Uganda Government Bond, 0.00%, 11/27/14	UGX	1,336,300	497,931
Uganda Government Bond, 0.00%, 12/26/14	UGX	619,000	228,400
Uganda Government Bond, 0.00%, 1/22/15	UGX	619,000	226,282
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	10,372,300	3,754,507

Total Uganda			$5,132,318

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	31,500	$1,229,426
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	10,660	412,544
Monetary Regulation Bill, 0.00%, 2/20/15(1)	UYU	6,982	290,272

Total Uruguay			$1,932,242

Security	Principal Amount (000’s omitted)		Value

Zambia — 0.6%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	13,755	$2,096,193
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	15,260	2,307,692

Total Zambia			$4,403,885

Total Foreign Government Securities (identified cost $203,434,543)			$202,283,972

U.S. Treasury Obligations — 13.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 7/10/14		$71,000	$70,997,586
U.S. Treasury Note, 4.25%, 8/15/14(6)		25,000	25,308,600

Total U.S. Treasury Obligations (identified cost $96,293,955)			$96,306,186

Other — 9.4%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)		$65,787	$65,786,696

Total Other (identified cost $65,786,696)			$65,786,696

Total Short-Term Investments (identified cost $365,515,194)			$364,376,854

Total Investments — 99.4% (identified cost $698,375,339)			$694,697,145

Other Assets, Less Liabilities — 0.6%			$4,397,987

Net Assets — 100.0%			$699,095,132

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

17	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

BAM	–	Bosnia-Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
CLP	–	Chilean Peso
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
DOP	–	Dominican Peso
GEL	–	Georgian Lari
ILS	–	Israeli Shekel
ISK	–	Icelandic Krona
JOD	–	Jordanian Dinar
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MUR	–	Mauritian Rupee
MXN	–	Mexican Peso
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
RON	–	Romanian Leu
RSD	–	Serbian Dinar
SGD	–	Singapore Dollar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZMW	–	Zambian Kwacha

(1)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $1,545,958 or 0.2% of the Portfolio’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $9,003,406 or 1.3% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(5)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2014.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

18	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Securities of unaffiliated issuers, at value (identified cost, $632,588,643)	$628,910,449
Affiliated investment, at value (identified cost, $65,786,696)	65,786,696
Cash	531,964
Restricted cash*	1,450,000
Foreign currency, at value (identified cost, $3,859,200)	3,870,374
Interest receivable	8,069,243
Interest receivable from affiliated investment	6,814
Receivable for investments sold	9,328
Receivable for open forward foreign currency exchange contracts	7,350,442
Receivable for open swap contracts	148,887
Tax reclaims receivable	2,819
Total assets	$716,137,016

Liabilities
Cash collateral due to brokers	$1,450,000
Payable for investments purchased	8,910,185
Payable for variation margin on open futures contracts	20,204
Payable for open forward foreign currency exchange contracts	5,969,591
Payable to affiliates:
Investment adviser fee	363,263
Trustees’ fees	3,154
Accrued expenses	325,487
Total liabilities	$17,041,884
Net Assets applicable to investors’ interest in Portfolio	$699,095,132

Sources of Net Assets
Investors’ capital	$701,367,034
Net unrealized depreciation	(2,271,902)
Total	$699,095,132

*	Represents restricted cash pledged for the benefit of the Portfolio for open derivative contracts.

19	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $116,014)	$18,416,289
Interest allocated from affiliated investment	56,671
Expenses allocated from affiliated investment	(6,869)
Total investment income	$18,466,091

Expenses
Investment adviser fee	$2,590,505
Trustees’ fees and expenses	18,480
Custodian fee	712,074
Legal and accounting services	84,095
Miscellaneous	19,425
Total expenses	$3,424,579
Deduct —
Reduction of custodian fee	$3,074
Total expense reductions	$3,074

Net expenses	$3,421,505

Net investment income	$15,044,586

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (including a loss of $10,955,052 from precious metals)	$(28,007,848)
Investment transactions allocated from affiliated investment	631
Futures contracts	679,252
Swap contracts	518,931
Foreign currency and forward foreign currency exchange contract transactions	(3,965,503)
Net realized loss	$(30,774,537)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $7,850,164 from precious metals)	$11,807,363
Futures contracts	88,602
Swap contracts	18,943
Foreign currency and forward foreign currency exchange contracts	1,199,869
Net change in unrealized appreciation (depreciation)	$13,114,777

Net realized and unrealized loss	$(17,659,760)

Net decrease in net assets from operations	$(2,615,174)

20	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$15,044,586	$25,376,492
Net realized loss from investment transactions, futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(30,774,537)	(25,653,736)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	13,114,777	(19,144,569)
Net decrease in net assets from operations	$(2,615,174)	$(19,421,813)
Capital transactions —
Contributions	$19,953,540	$880,147,982
Withdrawals	(320,646,918)	(150,656,445)
Net increase (decrease) in net assets from capital transactions	$(300,693,378)	$729,491,537

Net increase (decrease) in net assets	$(303,308,552)	$710,069,724

Net Assets
At beginning of period	$1,002,403,684	$292,333,960
At end of period	$699,095,132	$1,002,403,684

21	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.83	%(2)	0.83%	0.88%	0.92%	0.96%	0.90%
Net investment income	3.64	%(2)	3.20%	3.57%	2.81%	2.51%	3.34%
Portfolio Turnover	25	%(3)	21%	37%	31%	45%	28%

Total Return	0.01	%(3)	(0.35)%	3.93%	4.05%	1.85%	20.91%

Net assets, end of period (000’s omitted)	$699,095		$1,002,404	$292,334	$206,656	$168,705	$69,581

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Consolidated Financial Statements.

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 96.0%, 0.4% and 2.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2014 were $1,313,584 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

23

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

24

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion, 0.600% from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $2,590,505 or 0.623% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$97,183,711	$251,530,801
U.S. Government and Agency Securities	—	894,814

	$97,183,711	$252,425,615

25

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$710,305,757

Gross unrealized appreciation	$6,968,936
Gross unrealized depreciation	(22,577,548)

Net unrealized depreciation	$(15,608,612)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Brazilian Real 3,091,646	United States Dollar 1,386,388	BNP Paribas	$—	$(155)	$(155)
5/5/14	Brazilian Real 2,876,354	United States Dollar 1,288,978	Citibank NA	—	(1,012)	(1,012)
5/5/14	Brazilian Real 18,858,000	United States Dollar 8,433,810	Standard Chartered Bank	—	(23,640)	(23,640)
5/5/14	Brazilian Real 12,890,000	United States Dollar 5,413,237	Standard Chartered Bank	—	(367,680)	(367,680)
5/5/14	Chilean Peso 324,895,000	United States Dollar 579,859	Bank of America	4,064	—	4,064
5/5/14	Chilean Peso 1,671,004,000	United States Dollar 2,959,677	Bank of America	—	(1,757)	(1,757)
5/5/14	Chilean Peso 674,092,000	United States Dollar 1,203,091	Morgan Stanley & Co. International PLC	8,433	—	8,433
5/5/14	Euro 17,657,865	Romanian Leu 78,913,000	Deutsche Bank	188,142	—	188,142
5/5/14	Romanian Leu 78,913,000	Euro 17,739,238	Bank of America	—	(75,250)	(75,250)
5/5/14	United States Dollar 1,382,668	Brazilian Real 3,091,646	BNP Paribas	3,876	—	3,876
5/5/14	United States Dollar 1,286,384	Brazilian Real 2,876,354	Citibank NA	3,606	—	3,606
5/5/14	United States Dollar 7,875,548	Brazilian Real 18,858,000	Standard Chartered Bank	581,902	—	581,902
5/5/14	United States Dollar 5,764,759	Brazilian Real 12,890,000	Standard Chartered Bank	16,159	—	16,159
5/5/14	United States Dollar 575,453	Chilean Peso 324,895,000	Bank of America	342	—	342

26

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	United States Dollar 3,028,827	Chilean Peso 1,671,004,000	Bank of America	$—	$(67,393)	$(67,393)
5/5/14	United States Dollar 1,193,950	Chilean Peso 674,092,000	Morgan Stanley & Co. International PLC	709	—	709
5/5/14	United States Dollar 2,245,119	Paraguayan Guarani 10,579,000,000	Citibank NA	140,545	—	140,545
5/7/14	Euro 10,203,296	United States Dollar 13,938,519	Standard Chartered Bank	—	(216,951)	(216,951)
5/7/14	United States Dollar 2,315,316	Euro 1,684,000	BNP Paribas	20,969	—	20,969
5/9/14	United States Dollar 19,656,201	New Turkish Lira 41,574,830	Deutsche Bank	—	(3,186)	(3,186)
5/9/14	United States Dollar 19,753,228	New Turkish Lira 41,813,632	Standard Chartered Bank	12,672	—	12,672
5/12/14	United States Dollar 9,591,364	Indian Rupee 579,398,000	Bank of America	6,213	—	6,213
5/12/14	United States Dollar 8,782,169	Indian Rupee 530,472,000	Citibank NA	4,962	—	4,962
5/12/14	United States Dollar 4,345,336	Paraguayan Guarani 19,610,500,000	Citibank NA	76,230	—	76,230
5/13/14	United States Dollar 2,370,182	Paraguayan Guarani 10,699,000,000	Citibank NA	42,053	—	42,053
5/14/14	Euro 25,255,549	United States Dollar 34,334,919	UBS AG	—	(702,617)	(702,617)
5/19/14	United States Dollar 2,370,264	Paraguayan Guarani 10,697,000,000	Citibank NA	41,153	—	41,153
5/20/14	Euro 738,787	United States Dollar 1,016,564	Toronto-Dominion Bank	—	(8,356)	(8,356)
5/20/14	United States Dollar 3,950,366	Paraguayan Guarani 17,828,000,000	Citibank NA	68,485	—	68,485
5/21/14	United States Dollar 7,938,981	New Taiwan Dollar 239,527,000	Deutsche Bank	—	(2,622)	(2,622)
5/27/14	Russian Ruble 346,762,000	United States Dollar 10,289,979	Bank of America	627,528	—	627,528
5/27/14	United States Dollar 9,519,890	Russian Ruble 346,762,000	Bank of America	142,561	—	142,561
5/30/14	United States Dollar 5,000,000	Armenian Dram 2,215,900,000	VTB Capital PLC	347,209	—	347,209
5/30/14	United States Dollar 5,789,084	Indian Rupee 364,692,000	Goldman Sachs International	238,032	—	238,032
5/30/14	United States Dollar 5,944,662	Indian Rupee 374,374,000	Standard Chartered Bank	242,464	—	242,464
6/3/14	United States Dollar 2,033,723	Indonesian Rupiah 24,077,248,000	Deutsche Bank	45,701	—	45,701
6/3/14	United States Dollar 8,815,948	Philippine Peso 394,020,000	Bank of America	40,258	—	40,258
6/6/14	Sri Lankan Rupee 580,888,000	United States Dollar 4,414,713	Standard Chartered Bank	—	(12,518)	(12,518)

27

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/10/14	United States Dollar 5,067,148	Kazakhstani Tenge 817,331,000	Deutsche Bank	$—	$(606,457)	$(606,457)
6/12/14	Euro 6,015,640	United States Dollar 8,276,468	Citibank NA	—	(68,567)	(68,567)
6/12/14	Euro 6,391,730	United States Dollar 8,820,587	Deutsche Bank	—	(46,168)	(46,168)
6/13/14	Euro 9,401,963	Norwegian Krone 77,857,653	Deutsche Bank	34,895	—	34,895
6/13/14	Euro 6,151,395	Swedish Krona 54,442,923	Citibank NA	—	(166,150)	(166,150)
6/13/14	Swedish Krona 54,442,923	Euro 5,972,340	State Street Bank and Trust Co.	—	(82,238)	(82,238)
6/16/14	United States Dollar 9,607,245	South Korean Won 9,986,059,000	Bank of America	48,468	—	48,468
6/18/14	Euro 8,206,062	Polish Zloty 34,975,467	BNP Paribas	136,306	—	136,306
6/18/14	Euro 6,948,657	Polish Zloty 29,624,209	Standard Chartered Bank	118,052	—	118,052
6/18/14	Euro 8,346,340	Polish Zloty 34,919,000	Standard Chartered Bank	—	(76,886)	(76,886)
6/23/14	Euro 2,114,617	United States Dollar 2,944,277	Bank of America	10,918	—	10,918
6/23/14	Euro 565,611	United States Dollar 787,524	Goldman Sachs International	2,919	—	2,919
6/25/14	Euro 440,308	United States Dollar 611,359	Bank of America	575	—	575
6/25/14	Euro 9,805,067	United States Dollar 13,619,709	Goldman Sachs International	18,372	—	18,372
6/30/14	New Turkish Lira 13,697,336	United States Dollar 6,062,914	HSBC Bank USA	—	(325,647)	(325,647)
6/30/14	New Turkish Lira 6,079,664	United States Dollar 2,691,903	Standard Chartered Bank	—	(143,707)	(143,707)
6/30/14	Sri Lankan Rupee 1,614,085,000	United States Dollar 12,176,260	Standard Chartered Bank	—	(85,170)	(85,170)
6/30/14	United States Dollar 15,544,597	Peruvian New Sol 43,929,031	Standard Chartered Bank	—	(13,182)	(13,182)
7/2/14	United States Dollar 1,363,821	Brazilian Real 3,091,646	BNP Paribas	—	(491)	(491)
7/2/14	United States Dollar 1,268,010	Brazilian Real 2,876,354	Citibank NA	383	—	383
7/2/14	United States Dollar 1,851,299	Euro 1,342,961	State Street Bank and Trust Co.	11,587	—	11,587
7/7/14	United States Dollar 2,331,629	Philippine Peso 104,000,000	Bank of America	4,344	—	4,344
7/17/14	United States Dollar 2,712,417	Armenian Dram 1,188,310,000	VTB Capital PLC	121,551	—	121,551
7/17/14	United States Dollar 6,269,868	Armenian Dram 2,664,694,000	VTB Capital PLC	85,089	—	85,089

28

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

7/21/14	United States Dollar 8,683,569	Indonesian Rupiah 100,764,139,000	Bank of America	$—	$(48,345)	$(48,345)
7/22/14	United States Dollar 6,838,031	Indonesian Rupiah 77,639,000,000	Australia and New Zealand Banking Group Limited	—	(185,750)	(185,750)
7/24/14	United States Dollar 9,235,235	Israeli Shekel 32,166,555	Citibank NA	54,342	—	54,342
7/24/14	United States Dollar 9,598,319	Israeli Shekel 33,433,345	Deutsche Bank	57,102	—	57,102
8/4/14	United States Dollar 1,188,569	Chilean Peso 672,017,000	Citibank NA	—	(9,105)	(9,105)
8/5/14	Euro 17,640,103	Romanian Leu 78,913,000	Bank of America	70,752	—	70,752
8/6/14	United States Dollar 2,237,048	Paraguayan Guarani 10,579,000,000	Citibank NA	139,101	—	139,101
8/13/14	United States Dollar 1,552,794	Paraguayan Guarani 7,059,000,000	Citibank NA	32,196	—	32,196
8/14/14	United States Dollar 18,449,518	Indonesian Rupiah 209,586,522,521	Barclays Bank PLC	—	(565,299)	(565,299)
8/20/14	Indonesian Rupiah 17,333,881,000	United States Dollar 1,489,293	Standard Chartered Bank	11,780	—	11,780
8/27/14	United States Dollar 925,926	Argentine Peso 8,750,000	Bank of America	79,135	—	79,135
9/8/14	United States Dollar 914,241	Argentine Peso 8,667,000	Bank of America	69,780	—	69,780
9/9/14	Zambian Kwacha 8,140,000	United States Dollar 1,360,976	Standard Bank	125,077	—	125,077
9/9/14	Zambian Kwacha 5,220,000	United States Dollar 872,910	Standard Chartered Bank	80,355	—	80,355
9/15/14	United States Dollar 1,553,289	Azerbaijani Manat 1,260,960	VTB Capital PLC	30,036	—	30,036
9/23/14	Zambian Kwacha 4,840,000	United States Dollar 813,445	Barclays Bank PLC	82,094	—	82,094
9/23/14	Zambian Kwacha 5,808,000	United States Dollar 954,478	Barclays Bank PLC	76,856	—	76,856
9/23/14	Zambian Kwacha 4,251,000	United States Dollar 698,030	Barclays Bank PLC	55,679	—	55,679
9/30/14	United States Dollar 410,976	Azerbaijani Manat 337,000	Standard Bank	11,966	—	11,966
10/9/14	United States Dollar 3,950,816	Azerbaijani Manat 3,197,000	VTB Capital PLC	52,440	—	52,440
10/9/14	United States Dollar 859,423	Azerbaijani Manat 700,000	VTB Capital PLC	17,111	—	17,111
10/9/14	United States Dollar 815,951	Azerbaijani Manat 665,000	VTB Capital PLC	16,756	—	16,756
12/9/14	Ghanaian Cedi 7,051,000	United States Dollar 2,568,670	Citibank NA	364,459	—	364,459
12/9/14	Ghanaian Cedi 7,000,000	United States Dollar 2,568,807	Standard Bank	380,539	—	380,539

29

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/9/14	Ghanaian Cedi 7,044,500	United States Dollar 2,568,642	Standard Bank	$366,462	$—	$366,462
12/9/14	United States Dollar 2,355,594	Ghanaian Cedi 7,051,000	Citibank NA	—	(151,383)	(151,383)
12/9/14	United States Dollar 4,691,979	Ghanaian Cedi 14,044,500	Standard Bank	—	(301,531)	(301,531)
12/12/14	Ghanaian Cedi 7,126,000	United States Dollar 2,568,854	Standard Bank	344,700	—	344,700
12/12/14	United States Dollar 2,377,314	Ghanaian Cedi 7,126,000	Standard Bank	—	(153,161)	(153,161)
12/19/14	Ghanaian Cedi 7,167,000	United States Dollar 2,568,817	Standard Bank	340,047	—	340,047
12/19/14	United States Dollar 2,383,042	Ghanaian Cedi 7,167,000	Standard Bank	—	(154,273)	(154,273)
12/22/14	United States Dollar 1,854,458	Azerbaijani Manat 1,503,038	VTB Capital PLC	9,197	—	9,197
1/12/15	United States Dollar 566,358	Ugandan Shilling 1,548,990,000	Citibank NA	11,078	—	11,078
1/12/15	United States Dollar 345,819	Ugandan Shilling 944,087,000	Standard Chartered Bank	6,120	—	6,120
1/20/15	United States Dollar 806,388	Ugandan Shilling 2,196,600,000	Barclays Bank PLC	10,954	—	10,954
1/23/15	United States Dollar 376,619	Ugandan Shilling 1,018,000,000	Citibank NA	1,911	—	1,911
1/29/15	United States Dollar 669,704	Ugandan Shilling 1,801,504,000	Barclays Bank PLC	—	(766)	(766)
2/5/15	United States Dollar 6,044,753	Kazakhstani Tenge 1,003,429,000	Deutsche Bank	—	(863,224)	(863,224)
2/6/15	United States Dollar 1,250,000	Uruguayan Peso 31,000,000	Citibank NA	—	(30,916)	(30,916)
2/13/15	United States Dollar 1,247,485	Uruguayan Peso 31,000,000	Citibank NA	—	(31,391)	(31,391)
2/23/15	United States Dollar 1,465,517	Argentine Peso 17,000,000	Citibank NA	176,715	—	176,715
2/24/15	United States Dollar 689,655	Argentine Peso 8,000,000	Citibank NA	82,426	—	82,426
2/25/15	United States Dollar 2,077,922	Argentine Peso 24,000,000	Citibank NA	236,127	—	236,127
3/12/15	Russian Ruble 893,980,000	United States Dollar 22,869,788	Bank of America	—	(311,200)	(311,200)
3/12/15	United States Dollar 22,721,566	Russian Ruble 893,980,000	Credit Suisse International	459,422	—	459,422
4/30/15	United States Dollar 2,014,218	Uruguayan Peso 51,000,000	Citibank NA	—	(65,447)	(65,447)

				$7,350,442	$(5,969,591)	$1,380,851

30

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/14	34 U.S. 5-Year Treasury Note	Short	$(4,070,525)	$(4,061,406)	$9,119
6/14	14 U.S. 10-Year Treasury Note	Short	(1,739,958)	(1,741,906)	(1,948)
6/14	7 U.S. Long Treasury Bond	Short	(924,890)	(944,563)	(19,673)

					$(12,502)

Total Return Swaps
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank NA	Total return on GTQ 36,700,000 Banco de Guatemala, 0%, due 6/3/14	3-month USD-LIBOR-BBA + 50 bp on $4,577,743 (Notional Amount) plus Notional Amount at termination date	6/10/14	$148,887

				$148,887

GTQ	–	Guatemalan Quetzal

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: During the six months ended April 30, 2014, the Portfolio invested in commodities-linked derivative investments, including commodity futures contracts, that provided exposure to the investment returns of certain commodities. Commodities-linked derivative investments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $5,969,591. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,494,335 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

31

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$9,119	$9,119
Receivable for open forward foreign currency exchange contracts	7,350,442	—	7,350,442
Receivable for open swap contracts	148,887	—	148,887

Total Asset Derivatives	$7,499,329	$9,119	$7,508,448

Derivatives not subject to master netting or similar agreements	$—	$9,119	$9,119

Total Asset Derivatives subject to master netting or similar agreements	$7,499,329	$—	$7,499,329

Net unrealized depreciation*	$—	$(21,621)	$(21,621)
Payable for open forward foreign currency exchange contracts	(5,969,591)	—	(5,969,591)

Total Liability Derivatives	$(5,969,591)	$(21,621)	$(5,991,212)

Derivatives not subject to master netting or similar agreements	$—	$(21,621)	$(21,621)

Total Liability Derivatives subject to master netting or similar agreements	$(5,969,591)	$—	$(5,969,591)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America	$1,104,938	$(503,945)	$(600,993)	$—	$—
Barclays Bank PLC	225,583	(225,583)	—	—	—

32

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

BNP Paribas	161,151	(646)	(29,031)	—	131,474
Citibank NA	1,624,659	(523,971)	(207,082)	—	893,606
Credit Suisse International	459,422	—	—	—	459,422
Deutsche Bank	325,840	(325,840)	—	—	—
Goldman Sachs International	259,323	—	(259,323)	—	—
Morgan Stanley & Co. International PLC	9,142	—	—	—	9,142
Standard Bank	1,568,791	(608,965)	—	(890,000)	69,826
Standard Chartered Bank	1,069,504	(939,734)	—	—	129,770
State Street Bank and Trust Co.	11,587	(11,587)	—	—	—
VTB Capital PLC	679,389	—	—	(560,000)	119,389

	$7,499,329	$(3,140,271)	$(1,096,429)	$(1,450,000)	$1,812,629

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(185,750)	$—	$91,396	$—	$(94,354)
Bank of America	(503,945)	503,945	—	—	—
Barclays Bank PLC	(566,065)	225,583	340,482	—	—
BNP Paribas	(646)	646	—	—	—
Citibank NA	(523,971)	523,971	—	—	—
Deutsche Bank	(1,521,657)	325,840	1,195,817	—	—
HSBC Bank USA	(325,647)	—	276,364	—	(49,283)
Standard Bank	(608,965)	608,965	—	—	—
Standard Chartered Bank	(939,734)	939,734	—	—	—
State Street Bank and Trust Co.	(82,238)	11,587	—	—	(70,651)
Toronto-Dominion Bank	(8,356)	—	—	—	(8,356)
UBS AG	(702,617)	—	—	—	(702,617)

	$(5,969,591)	$3,140,271	$1,904,059	$—	$(925,261)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(C)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Futures contracts	$824,260	$—	$(145,008)
Swap contracts	—	518,931	—
Foreign currency and forward foreign currency exchange contract transactions	—	(1,920,209)	—

Total	$824,260	$(1,401,278)	$(145,008)

33

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption (continued)	Commodity	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —
Futures contracts	$(46,230)	$—	$134,832
Swap contracts	—	18,943	—
Foreign currency and forward foreign currency exchange contracts	—	1,277,791	—

Total	$(46,230)	$1,296,734	$134,832

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts – Short	Swap Contracts	Forward Foreign Currency Exchange Contracts

$9,802,000	$11,225,000	$607,192,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

International Income Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$247,295,541	$—	$247,295,541
Collateralized Mortgage Obligations	—	1,064,332	—	1,064,332
Mortgage Pass-Throughs	—	7,734,334	—	7,734,334
U.S. Treasury Obligations	—	74,226,084	—	74,226,084
Short-Term Investments —
Foreign Government Securities	—	202,283,972	—	202,283,972
U.S. Treasury Obligations	—	96,306,186	—	96,306,186
Other	—	65,786,696	—	65,786,696

Total Investments	$—	$694,697,145	$—	$694,697,145

Forward Foreign Currency Exchange Contracts	$—	$7,350,442	$—	$7,350,442
Futures Contracts	9,119	—	—	9,119
Swap Contracts	—	148,887	—	148,887

Total	$9,119	$7,499,329	$—	$7,508,448

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(5,969,591)	$—	$(5,969,591)
Futures Contracts	(21,621)	—	—	(21,621)

Total	$(21,621)	$(5,969,591)	$—	$(5,991,212)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

35

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

36

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s duration or other general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

37

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

38

Eaton Vance

Diversified Currency Income Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of International Income Portfolio

John R. Baur

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Diversified Currency Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	June 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 13, 2014

By:	/s/ John R. Baur
John R. Baur
President

Date:	June 13, 2014